Revenue from Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2022
Revenue from Contracts with Customers
Schedule of revenue

	Three Months Ended		Six Months Ended		Year Ended
	June 30,		June 30,		December 31,
(SEK in thousands)	2022	2021	2022	2021	2021
Type of goods or services
Product sales	63,627	—	81,590	—	—
Outlicensing of product	—	—	28,804	—	225,252
Performance of certain regulatory services	420	—	3,387	—	4,095
Total	64,047	—	113,781	—	229,347

Geographical markets
USA	63,627	—	81,590	—	—
Europe	420	—	3,387	—	201,878
Asia	—	—	28,804	—	27,469
Total	64,047	—	113,781	—	229,347